UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06475
Strategic Global Income Fund, Inc.
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1.  Schedule of Investments

Strategic Global Income Fund

Portfolio of Investments — February 28, 2005 (Unaudited)

	Face Amount	Value
Bonds — 94.38%
U.S. Bonds — 30.30%
U.S. Corporate Bonds — 8.54%
Bank One Corp.
7.875%, due 08/01/10	$2,000,000	$2,299,904
Bombardier Capital, Inc., 144A
6.125%, due 06/29/06	1,000,000	1,007,500
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	2,000,000	2,203,346
General Electric Capital Corp.
6.000%, due 06/15/12	2,000,000	2,159,908
General Motors Acceptance Corp.
6.875%, due 09/15/11	1,000,000	991,573
Hertz Corp.
7.625%, due 08/15/07	1,000,000	1,051,277
Household Finance Corp.
6.750%, due 05/15/11	2,000,000	2,207,062
Kraft Foods, Inc.
5.250%, due 06/01/07	1,000,000	1,024,556
Miller Brewing Co., 144A
5.500%, due 08/15/13	1,000,000	1,032,001
Time Warner Cos., Inc.
7.480%, due 01/15/08	1,000,000	1,080,769
Transocean, Inc.
6.625%, due 04/15/11	1,000,000	1,108,101
Viacom, Inc.
6.625%, due 05/15/11	2,000,000	2,193,868
Washington Mutual, Inc.
5.625%, due 01/15/07	1,000,000	1,028,661
		19,388,526

Asset-Backed Securities — 7.30%
Conseco Finance Securitizations Corp., 00-1, Class A4
7.620%, due 05/01/31	842,304	858,969
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	1,945,759	2,016,547
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	1,853,401	1,897,741
Conseco Finance Securitizations Corp., 00-5, Class A5
7.700%, due 02/01/32	5,000,000	4,932,081
GreenTree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	3,000,000	3,080,646
New York City Tax Lien, 04-AA, Class C, 144A
3.960%, due 12/11/17	2,859,065	2,767,932
Providian Gateway Master Trust, 04-AA, Class D, 144A †
4.440%, due 03/15/11	1,000,000	1,003,200
		16,557,116

Commercial Mortgage-Backed Securities — 5.20%
Bear Stearns Commercial Mortgage Securities, 00-WF2, Class A2
7.320%, due 10/15/32	1,000,000	1,124,189
Commercial Mortgage Trust, 01-FL5A, Class E, 144A †
4.090%, due 11/15/13	1,000,000	1,000,764
Commercial Mortgage Trust, 01-FL5A, Class F, 144A †
3.343%, due 11/15/13	1,000,000	980,657
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32	1,222,562	1,258,331
Four Times Square Trust, 00-4TS, Class A1, 144A
7.690%, due 04/15/15	930,246	1,012,598
Merrill Lynch Mortgage Investors, Inc., 96-C2, Class A3
6.960%, due 11/21/28	1,034,654	1,070,781
Morgan Stanley Capital I, 95-GAL1, Class E, 144A
8.250%, due 08/15/27	3,136,962	3,175,316
Morgan Stanley Capital I, 96-WF1, Class A3, 144A †
7.725%, due 11/15/28	393,925	400,074
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A2
7.200%, due 10/15/33	1,000,000	1,118,263
Nomura Asset Securities Corp., 98-D6, Class A1A
6.280%, due 03/15/30	648,285	666,977
		11,807,950

	Face Amount		Value

Mortgage-Backed Securities — 6.30%
Bank of America Mortgage Securities, 02-9, Class 1A15
6.250%, due 10/25/32		$6,934,450	$6,937,261
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 04/25/35	1,000,000		1,060,625
Federal Home Loan Mortgage Corp. †
4.628%, due 12/01/34	3,912,245		3,936,860
Federal National Mortgage Association
4.560%, due 11/01/33 †	2,341,799		2,344,654
7.500%, due 11/01/32	8,288		8,863
			14,288,263

U.S. Government Obligations — 2.96%
U.S. Treasury Bonds
4.000%, due 02/15/14	380,000		370,485
5.375%, due 02/15/31	2,560,000		2,814,799
8.750%, due 05/15/17	2,540,000		3,532,287
			6,717,571
Total U.S. Bonds			68,759,426

International Bonds — 64.08%
International Corporate Bonds — 3.03%
Argentina — 1.81%
Banco de Galicia y Buenos Aires
4.000%, due 01/01/14 ††	$2,680,000		2,186,880
6.290%, due 01/01/10 †	2,000,000		1,920,000
			4,106,880

Malaysia — 0.38%
Johor Corp. ††
1.000%, due 07/31/12	MYR	3,540,000	866,368

Mexico — 0.84%
Conproca S.A. de C.V.
12.000%, due 06/16/10		$900,000	1,134,000
PEMEX Finance Ltd.
8.020%, due 05/15/07	750,000		779,418
			1,913,418
Total International Corporate Bonds			6,886,666

Foreign Government Bonds — 61.05%
Argentina — 5.54%
Republic of Argentina
2.000%, due 01/03/10	ARS	1,030,000	545,434
2.000%, due 01/03/16		$7,030,000	3,339,250
3.010%, due 08/03/12 † (1)	9,720,000		8,689,680
			12,574,364

Austria — 2.01%
Republic of Austria, 144A
3.800%, due 10/20/13	EUR	3,395,000	4,565,804

Brazil — 8.59%
Brazil Real Credit-Linked Note @
11.630%, due 01/03/07		$5,338,474	3,950,439
Federal Republic of Brazil
6.000%, due 04/15/24 †	12,040,000		11,242,350
8.875%, due 10/14/19	400,000		412,400
11.000%, due 08/17/40	1,760,000		2,037,200
Federal Republic of Brazil, DCB †
3.125%, due 04/15/12	1,905,876		1,841,553
			19,483,942

Ecuador — 2.60%
Republic of Ecuador ††
8.000%, due 08/15/30	$6,320,000		5,893,400

	Face Amount		Value

El Salvador — 0.53%
Republic of El Salvador
8.250%, due 04/10/32		$770,000	$804,650
Republic of El Salvador, 144A
7.625%, due 09/21/34	380,000		399,000
			1,203,650
Finland — 1.45%
Government of Finland
5.000%, due 07/04/07	EUR	2,350,000	3,286,381

France — 4.82%
Republic of France
4.000%, due 04/25/13	EUR	900,000	1,232,606
4.250%, due 04/25/19	2,050,000		2,812,799
5.000%, due 07/12/05	3,770,000		5,052,401
5.000%, due 10/25/16		1,250,000	1,843,727
			10,941,533
Germany — 9.56%
Deutsche Bundesrepublik
3.250%, due 04/17/09	EUR	3,075,000	4,121,091
3.500%, due 10/10/08	3,150,000		4,266,632
5.000%, due 07/04/12	1,465,000		2,137,203
6.000%, due 01/04/07	6,475,000		9,123,957
6.250%, due 01/04/24	510,000		870,727
6.500%, due 07/04/27	665,000		1,185,846
			21,705,456
Italy — 3.09%
Republic of Italy
4.750%, due 03/15/06	EUR	4,900,000	6,661,927
6.500%, due 11/01/27	200,000		352,876
			7,014,803
Mexico — 5.52%
United Mexican States
7.500%, due 04/08/33		$3,047,000	3,386,741
8.300%, due 08/15/31	3,438,000		4,144,509
9.000%, due 12/29/05	MXN	28,000,000	2,513,791
9.000%, due 12/24/09	28,340,000		2,484,795
			12,529,836
Netherlands — 0.93%
Government of Netherlands
5.750%, due 02/15/07	EUR	1,490,000	2,098,640

Panama — 0.50%
Republic of Panama
8.875%, due 09/30/27		$600,000	678,000
9.375%, due 01/16/23	390,000		466,050
			1,144,050
Poland — 2.28%
Republic of Poland
5.750%, due 06/24/08	PLZ	15,060,000	5,179,482

Qatar — 2.26%
State of Qatar
9.750%, due 06/15/30		$3,450,000	5,131,875

Russia — 6.76%
Russian Federation ††
5.000%, due 03/31/30	$4,450,000		4,669,719
Russian Federation, 144A ††
5.000%, due 03/31/30	5,956,462		6,250,562
Russian Ministry of Finance
3.000%, due 05/14/11	5,160,000		4,418,250
			15,338,531

	Face Amount		Value

Slovakia — 1.29%
Republic of Slovakia @
3.764%, due 01/14/07	SKK	87,500,000	$2,916,395

Turkey — 2.32%
Government of Turkey Credit-Linked Notes @
0.000%, due 02/10/10	EUR	1,378,333	1,898,123
Turkish Credit-Linked Notes @
13.746%, due 04/13/06		$4,025,267	3,360,200
			5,258,323
Ukraine — 0.54%
Republic of Ukraine
7.650%, due 06/11/13		$1,120,000	1,232,000

Uruguay — 0.01%
Republic of Uruguay, PIK
7.875%, due 01/15/33		$14,672	13,718

Venezuela — 0.45%
Republic of Venezuela
9.250%, due 09/15/27		$1,000,000	1,030,000

Total Foreign Government Bonds			138,542,183
Total International Bonds			145,428,849
Total Bonds (Cost $199,940,104)			214,188,275

	Number of Rights
Rights — 0.14%
Mexico — 0.05%
United Mexican States Value Recovery Rights,
Series C, Expiration Date 06/30/05 (3)	1,615,000	21,803
United Mexican States Value Recovery Rights,
Series D, Expiration Date 06/30/06 (3)	1,615,000	40,375
United Mexican States Value Recovery Rights,
Series E, Expiration Date 06/30/07 (3)	1,615,000	35,530
		97,708
Venezuela — 0.09%
Venezuela Oil Indexed Payment Obligations,
Expiration Date 4/15/20 (3)(4)	15,000	210,000
Total Rights (cost — $0)		307,708

	Face Amount
Short-Term Investments — 3.85%
Russia — 2.16%
Time Deposit — 2.16%
Russia, Over the Counter * (2)(4)
3.000%, due 08/22/05	$2,350,000	2,345,540
3.500%, due 08/22/05	2,500,000	2,551,708
		4,897,248

Shares
United States — 1.17%
Other — 1.17% **
UBS Supplementary Trust U.S. Cash Management
Prime Fund, yield of 2.524% *	2,655,002	2,655,002

	Face Amount
U.S. Government Obligations — 0.52%
U.S. Treasury Bills,
yield of 2.671%, due 07/21/05 * (5)	$1,200,000	1,186,812

Total Short-Term Investments (Cost $8,692,496)		8,739,062
Total Investments
(Cost $208,632,600) — 98.37% #		223,235,045
Cash and other assets, less liabilities — 1.63%		3,709,722
Net Assets — 100.00%		226,944,767

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $208,632,600; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,198,163
Gross unrealized depreciation	(1,595,718)
Net unrealized appreciation	$14,602,445

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
†	Reflects rate at February 28, 2005 on variable rate instruments.
††	Reflects rate at February 28, 2005 on step coupon rate instruments.
@	Reflects annualized yield at February 28, 2005 on zero coupon bonds.
*	Interest rate reflects yield at February 28, 2005.
**	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management (US) Inc., Strategic Global Income Fund, Inc.’s advisor.
(1)	Bond interest in default.
(2)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At February 28, 2005, the value of these securities amounted to $4,897,248 or 2.16% of net assets.
(3)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices, and inflation.
(4)	Security is illiquid. These securities amounted to $5,107,248 or 2.25% of net assets.
(5)	This security was pledged to cover margin requirements for futures contracts.
#

Strategic Global Income Fund, Inc. (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of these securities amounted to $23,595,408 or 10.40% of net assets.

ARS	Argentina Peso
DCB	Debt Conversion Bond
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
PIK	Payment in Kind
PLZ	Polish Zloty
SKK	Slovakia Koruna

Futures Contracts

Strategic Global Income Fund, Inc. had the following open futures contracts as of February 28, 2005:

	Expiration Date	Proceeds	Current Value	Unrealized Appreciation
U.S Treasury Bond Future Sale Contracts:
30 Year U.S. Treasury Bond, 184 contracts	June 2005	$20,828,317	$20,671,250	$157,067

The aggregate market value of investments pledged to cover margin requirements for the open futures contracts at February 28, 2005 was $1,186,812.

Forward Foreign Currency Contracts

Strategic Global Income Fund, Inc. had the following open forward foreign currency contracts as of February 28, 2005:

	Contracts to Deliver	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	12,500,000	USD	9,820,000	06/17/05	$(22,056)
British Pound	4,990,000	USD	9,418,176	06/17/05	(135,966)
Euro	1,400,000	USD	1,836,100	06/17/05	(25,890)
Japanese Yen	210,000,000	USD	2,040,856	06/17/05	9,716
New Zealand Dollar	10,200,000	USD	7,057,788	06/17/05	(291,473)
United States Dollar	7,092,384	AUD	9,600,000	06/17/05	466,315
United States Dollar	1,307,830	EUR	1,000,000	06/17/05	22,163
United States Dollar	4,751,869	EUR	3,520,000	06/17/05	(70,293)
United States Dollar	26,648,773	JPY	2,780,000,000	06/17/05	239,657
United States Dollar	9,612,460	SGD	15,800,000	06/17/05	148,051
United States Dollar	9,732,053	THB	385,000,000	06/17/05	339,817
Total net unrealized appreciation on forward foreign currency contracts					$680,041

Currency Type Abbreviations:

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Industry Diversification

As a Percent of Net Assets

As of February 28, 2005 (Unaudited)

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Beverages	0.45%
Commercial Banks	1.01
Consumer Finance	1.85
Diversified Financial Services	1.94
Energy Equipment & Services	0.49
Food Products	0.45
Media	1.44
Road & Rail	0.46
Thrifts & Mortgage Finance	0.45
Total U.S. Corporate Bonds	8.54
Asset-Backed Securities	7.30
Commercial Mortgage-Backed Securities	5.20
Mortgage-Backed Securities	6.30
U.S. Government Obligations	2.96
Total U.S. Bonds	30.30
INTERNATIONAL BONDS
INTERNATIONAL CORPORATE BONDS
Capital Markets	0.34
Commercial Banks	1.81
Construction & Engineering	0.50
Real Estate	0.38
Total International Corporate Bonds	3.03
Foreign Government Bonds	61.05
Total International Bonds	64.08
TOTAL BONDS	94.38
RIGHTS	0.14
SHORT-TERM INVESTMENTS	3.85
TOTAL INVESTMENTS	98.37
CASH AND OTHER ASSETS, LESS LIABILITIES	1.63
NET ASSETS	100.00%

1) Transactions with Related Entities

The Fund invests in shares of UBS Supplementary Trust U.S. Cash Management Prime Fund (“Supplementary

Trust “). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., a related entity of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts.

Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at February 28, 2005 and for the period then ended are summarized as follows:

Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets

$52,202,853	$55,508,316	$27,200	$2,655,002	1.17%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated November 30, 2004.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	April 22, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	April 22, 2005